Cover page	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	NORTHSTAR EARTH & SPACE ENTERPRISES, INC.
Entity Central Index Key	0002080023
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	CA
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	384 Rue Saint-Jacques #300
Entity Address, Address Line Two	Montreal
Entity Address, State or Province	QC
Entity Address, Postal Zip Code	H2Y
City Area Code	(514)
Local Phone Number	595-7474
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	1025 Post Road
Entity Address, City or Town	Darien
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06820
City Area Code	(917)
Local Phone Number	669-2384
Contact Personnel Name	Beth Michelson